Credit Risk - Disclosure of Average Loan Size for New Business (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
South East including London
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 306	£ 284
Rest of the UK
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	175	166
UK
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 234	£ 218